Details of Movement in Restructuring Provisions Recognized (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended				12 Months Ended			9 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Restructuring - Fiscal 2012 Plan	Sep. 30, 2012 Restructuring - Fiscal 2011 Plan	Dec. 31, 2011 Restructuring - Fiscal 2011 Plan	Dec. 31, 2011 Restructuring - Fiscal 2011 Plan Q1 Restructuring Plan	Dec. 31, 2011 Restructuring - Fiscal 2011 Plan Q3 Restructuring Plan	Sep. 30, 2012 Workforce Reduction Restructuring - Fiscal 2012 Plan	Sep. 30, 2012 Workforce Reduction Restructuring - Fiscal 2011 Plan	Dec. 31, 2011 Workforce Reduction Restructuring - Fiscal 2011 Plan	Dec. 31, 2011 Workforce Reduction Restructuring - Fiscal 2011 Plan Q1 Restructuring Plan	Dec. 31, 2011 Workforce Reduction Restructuring - Fiscal 2011 Plan Q3 Restructuring Plan	Sep. 30, 2012 Office Consolidations Restructuring - Fiscal 2012 Plan	Sep. 30, 2012 Office Consolidations Restructuring - Fiscal 2011 Plan	Dec. 31, 2011 Office Consolidations Restructuring - Fiscal 2011 Plan	Dec. 31, 2011 Office Consolidations Restructuring - Fiscal 2011 Plan Q1 Restructuring Plan	Dec. 31, 2011 Office Consolidations Restructuring - Fiscal 2011 Plan Q3 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Provision balance at beginning of period						$ 3,874					$ 2,234					$ 1,640
Initial provision recognised		4,815	4,525	9,817	4,644		9,817	5,002	4,815	3,394		7,836	3,956	3,880	1,250		1,981	1,046	935
Cash payments					(3,469)	(3,257)	(5,689)			(2,986)	(2,123)	(5,438)			(483)	(1,134)	(251)
Amounts released						(150)					(55)					(95)
Property, plant and equipment write-off						(263)	(55)									(263)	(55)
Foreign exchange movement					(4)	8	(199)			(4)	(20)	(164)				28	(35)
Closing provision					$ 1,171	$ 212				$ 404	$ 36				$ 767	$ 176